COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
11.	COMMITMENTS AND CONTINGENCIES
None.